United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Fixed Income Securities, Inc.

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/16

Date of Reporting Period: Quarter ended 06/30/16

Item 1. Schedule of Investments

Federated Municipal Ultrashort Fund
Portfolio of Investments
June 30, 2016 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—80.6%
		Alabama—0.2%
$4,640,000		Mobile, AL IDB, PCRBs (Series 2007A), 1.65% TOBs (Alabama Power Co.), Mandatory Tender 3/20/2017	$4,669,650
		Arizona—0.6%
7,000,000	[1]	Arizona Health Facilities Authority, Variable Rate Revenue Refunding Bonds (Series 2013A-1), 2.26% TOBs (Phoenix Children's Hospital), Mandatory Tender 2/5/2020	7,135,940
4,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2002), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	4,584,600
2,500,000	[2,3]	Yavapai County, AZ IDA Solid Waste Disposal, Revenue Bonds (Series 2003A-2), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2018	2,519,525
		TOTAL	14,240,065
		Arkansas—0.3%
8,000,000		Jefferson County, AR, PCR Refunding Bonds (Series 2013), 1.55% (Entergy Arkansas, Inc.), 10/1/2017	8,076,240
		California—8.1%
12,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2008D-1 Index Rate), 1.219% TOBs, Mandatory Tender 8/1/2017	12,005,760
15,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2007A-1), 1.11% TOBs, Mandatory Tender 10/1/2019	15,000,600
3,770,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008A), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	3,792,733
4,715,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008B), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,743,431
4,250,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2008C), 1.45% TOBs (Lucile Salter Packard Children's Hospital at Stanford), Mandatory Tender 3/15/2017	4,275,628
5,645,000		California Health Facilities Financing Authority, Revenue Bonds (Series 2013B), 5.00% TOBs (St. Joseph Health System), Mandatory Tender 10/17/2017	5,952,314
3,500,000	[2]	California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,502,625
3,200,000		California PCFA, Solid Waste Disposal Revenue Refunding Bonds (Series 1998B), 3.625% (Waste Management, Inc.), 6/1/2018	3,364,096
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013C), 0.96% TOBs, Mandatory Tender 12/1/2016	10,000,100
10,000,000	[1]	California State, UT GO Bonds (Index Floating Rate Bonds Series 2013D), 1.03% TOBs, Mandatory Tender 12/1/2017	10,002,000
7,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.16%, 5/1/2017	7,010,570
9,000,000	[1]	California State, UT GO Refunding Bonds (Series 2012B), 1.31%, 5/1/2018	9,051,480
10,000,000		California State, Various Purpose UT GO Bonds (Series 2013), 5.00%, 10/1/2017	10,553,400
60,000,000	[1]	California Statewide CDA, Revenue Bonds (Series 2012C), 1.36% TOBs (Kaiser Permanente), Mandatory Tender 5/1/2017	60,147,600
3,000,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-1), 5.00% TOBs, Mandatory Tender 1/15/2018	3,114,870
2,500,000		Foothill/Eastern Transportation Corridor Agency, CA, Toll Road Revenue Refunding Bonds (Series 2013B-2), 5.00% TOBs, Mandatory Tender 1/15/2020	2,747,625
8,300,000	[1]	Hemet, CA USDT, COPs (Series 2006), 1.06%, 10/3/2016	8,299,668
7,000,000	[1,2,3]	Nuveen California AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2018), 0.88%, 7/1/2018	6,999,720
5,000,000		Val Verde, CA USDT, GO BANs (Series 2013), 3.00% (United States Treasury PRF 8/1/2016@100), 8/1/2016	5,011,100
		TOTAL	185,575,320
		Colorado—0.6%
8,250,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (Series 2014A), 1.59% TOBs, Mandatory Tender 8/31/2017	8,232,097
5,790,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (SIFMA Index Series 2007CD-2), 2.16% TOBs (National Public Finance Guarantee Corporation INS), Mandatory Tender 8/31/2017	5,802,391
		TOTAL	14,034,488
		Connecticut—2.9%
15,000,000	[1]	Connecticut State HEFA, Revenue Bonds (Series 2014B Floating Rate Note), 0.86% TOBs (Yale-New Haven Hospital), Mandatory Tender 7/1/2019	14,980,650
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.09%, 4/15/2017	4,000,800
4,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012A), 1.29%, 4/15/2018	4,506,975

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$3,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.84%, 9/15/2016	$3,001,740
1,875,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 0.93%, 9/15/2017	1,876,556
2,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2012D), 1.18%, 9/15/2018	2,499,025
6,355,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.06%, 3/1/2020	6,306,130
4,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.16%, 3/1/2021	3,962,760
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.26%, 3/1/2022	3,031,347
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A), 1.31%, 3/1/2023	1,476,420
15,000,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013D), 1.29%, 8/15/2019	15,032,250
2,000,000		West Haven, CT, UT GO Bonds, 4.00% (AGM INS), 8/1/2017	2,063,860
2,500,000		West Haven, CT, UT GO Bonds, 5.00% (AGM INS), 8/1/2016	2,509,300
		TOTAL	65,247,813
		District of Columbia—0.6%
13,285,000	[1]	District of Columbia Income Tax Revenue, Income Tax Secured Revenue Refunding Bonds (Series 2011B), 1.16%, 12/1/2017	13,215,387
		Florida—1.8%
52,116	[4,5]	Capital Trust Agency, FL, Housing Revenue Notes, 5.95% (Atlantic Housing Foundation Properties), 1/15/2039	1,302
10,000,000	[1]	Citizens Property Insurance Corp. FL, (Citizens Property Insurance Coastal Account), SIFMA Floating Rate Notes (Series 2015A-2), 1.26%, 6/1/2018	9,966,700
21,740,000	[1]	Lakeland, FL Energy Systems, Variable Rate Energy System Refunding Bonds (Series 2012), 1.16%, 10/1/2017	21,753,696
4,500,000		Miami-Dade County, FL IDA, Solid Waste Disposal Revenue Bonds (Series 2006), 1.50% (Waste Management, Inc.), 10/1/2018	4,554,495
2,250,000		Okeechobee County, FL, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,250,090
1,500,000		Orlando & Orange County Expressway Authority, FL, Revenue Refunding Bonds (Series 2012A), 5.00%, 7/1/2017	1,564,800
		TOTAL	40,091,083
		Georgia—1.2%
22,500,000	[1]	Gainesville & Hall County, GA Hospital Authority, (Northeast Georgia Health System, Inc.), RACs (Series 2014B), 1.36%, 2/18/2020	22,472,325
2,425,000		Monroe County, GA Development Authority, PCRBs (First Series 1995), 2.00% TOBs (Georgia Power Co.), Mandatory Tender 6/13/2019	2,482,739
2,000,000		Municipal Electric Authority of Georgia, General Resolution Senior General Power Revenue Bonds (Series 2012B), 5.00%, 1/1/2017	2,045,040
400,000		Municipal Electric Authority of Georgia, Project One Power Revenue Bonds (Series GG), 5.00%, 1/1/2017	409,008
		TOTAL	27,409,112
		Illinois—4.6%
12,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-2 SIFMA Index), 1.16% TOBs, Mandatory Tender 6/1/2017	11,318,280
16,000,000	[1]	Chicago, IL Board of Education, UT GO Refunding Bonds (Series 2013A-3 SIFMA Index), 1.24% TOBs, Mandatory Tender 6/1/2018	14,019,520
17,585,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	18,634,297
10,815,000		Chicago, IL O'Hare International Airport, General Revenue Senior Lien Revenue Refunding Bonds (Series 2012B), 4.00%, 1/1/2018	11,299,404
2,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2018	2,166,960
3,250,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2019	3,621,345
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2020	4,555,360
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.00%, 11/1/2021	4,637,240
1,175,000		Cook County, IL, Refunding UT GO Bonds (Series 2014A), 5.00%, 11/15/2017	1,236,358
1,000,000		Illinois Finance Authority, Revenue Bonds (Series 2011IL), 3.00% (Trinity Healthcare Credit Group), 12/1/2016	1,009,870
10,000,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2017	10,194,000
4,975,000		Illinois State, Refunding UT GO Bonds (Series 2010), 5.00%, 1/1/2018	5,228,974
5,000,000		Illinois State, UT GO Bonds (Series of February 2014), 3.00%, 2/1/2017	5,053,650
2,000,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2017	2,033,120
2,825,000		Illinois State, UT GO Bonds (Series of February 2014), 4.00%, 2/1/2018	2,932,519
2,300,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2016	2,320,378
5,000,000		Kendall, Kane, & Will Counties, IL Community United School District No. 308, Refunding GO School Bonds (Series 2012), 4.00%, 10/1/2017	5,205,050
		TOTAL	105,466,325

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Indiana—3.1%
$700,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2017	$715,834
1,000,000		Indiana Municipal Power Agency, Power Supply System Revenue Refunding Bonds (Series 2012A), 5.00%, 1/1/2018	1,066,510
70,000,000	[1]	Whiting, IN Environmental Facilities, (BP PLC), Environmental Facilities Revenue Bonds (Series 2014), 1.18%, 12/2/2019	68,382,300
		TOTAL	70,164,644
		Iowa—0.3%
6,000,000		Iowa Finance Authority, Hospital Revenue & BANs (Series 2015), 1.75% (Shenandoah Medical Center), 6/1/2018	6,023,820
		Kansas—0.7%
6,500,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-4), 0.626%, 9/1/2018	6,454,630
6,000,000	[1]	Kansas State Department of Transportation, Highway Revenue Refunding Index Bonds (Series 2014B-5), 0.706%, 9/1/2019	5,947,200
3,000,000		Olathe, KS, Health Facilities Revenue Bonds (Series 2012B), 2.00% TOBs (Olathe Medical Center), Mandatory Tender 3/1/2017	3,003,030
		TOTAL	15,404,860
		Kentucky—1.3%
4,000,000		Harrison County, KY Healthcare, Improvement & Refunding Revenue BANs, 1.50% (Harrison Memorial Hospital), 5/1/2017	4,001,600
20,300,000		Kentucky Public Transportation Infrastructure Authority, Subordinate Toll Revenue BANs (Series 2013A), 5.00%, 7/1/2017	21,074,851
5,835,000		Louisville & Jefferson County, KY Metropolitan Government, PCRBs (Series 2003A), 1.65% TOBs (Louisville Gas & Electric Co.), Mandatory Tender 4/3/2017	5,862,891
		TOTAL	30,939,342
		Louisiana—3.3%
21,000,000	[1]	Louisiana Local Government Environmental Facilities CDA, Subordinate Lien Revenue Bonds (Series 2013B LIBOR Index), 1.02% TOBs (East Baton Rouge Sewerage Commission), Mandatory Tender 8/1/2018	20,791,680
16,000,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-1 LIBOR Index), 0.79% TOBs, Mandatory Tender 5/1/2017	15,993,920
14,400,000	[1]	Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2013B-2 LIBOR Index), 0.87% TOBs, Mandatory Tender 5/1/2018	14,357,088
21,430,000		Louisiana State Offshore Terminal Authority, Deepwater Port Revenue Bonds (Series 2010B-1), 2.20% TOBs (Loop LLC), Mandatory Tender 10/1/2017	21,677,945
2,000,000		Tobacco Settlement Financing Corp., LA, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2013A), 5.00%, 5/15/2017	2,074,940
		TOTAL	74,895,573
		Maryland—2.1%
23,700,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2012C), 1.136% TOBs (Johns Hopkins Hospital), Mandatory Tender 11/15/2017	23,689,335
17,000,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013A), 0.906% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	16,977,900
8,205,000	[1]	Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds (Series 2013B), 0.886% TOBs (Johns Hopkins Hospital), Mandatory Tender 5/15/2018	8,191,298
		TOTAL	48,858,533
		Massachusetts—1.1%
4,000,000	[1]	Commonwealth of Massachusetts, Refunding UT GO Bonds (SIFMA Index Bonds) (Series 2012A), 0.93%, 9/1/2016	4,000,720
10,000,000	[1]	Commonwealth of Massachusetts, UT GO Bonds (Series 2012D), 0.84%, 1/1/2018	10,004,400
7,650,000	[1]	Massachusetts State Development Finance Agency, (Partners Healthcare Systems), Revenue Bonds (Series 2015O-3), 0.89% TOBs, Mandatory Tender 1/29/2020	7,491,721
3,000,000		Massachusetts State Development Finance Agency, Solid Waste Disposal Revenue Bonds (Series 2002), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	3,018,120
		TOTAL	24,514,961
		Michigan—3.8%
4,000,000	[1,2,3]	Eaton Vance Michigan Municipal Bond Fund, Institutional MuniFund Term Preferred Shares (Series 2019), 1.41%, 7/1/2019	4,027,280
8,000,000		Michigan State Finance Authority Revenue, Local Government Loan Program Revenue Bonds (Series 2015A), 5.00% (Detroit, MI City School District)/(Q-SBLF GTD), 5/1/2017	8,272,960
20,000,000	[1]	Michigan State Financial Authority, (Trinity Healthcare Credit Group), Hospital Revenue Bonds (Series 2015MI), 0.848%, Mandatory Tender 12/1/2020	19,625,800
14,680,000	[1]	Michigan State Hospital Finance Authority, (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015 D-1), 0.913%, Mandatory Tender 10/15/2018	14,595,296
5,000,000		Michigan State Hospital Finance Authority, Revenue Bonds (Series 1999B-4), 1.50% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2017	5,025,200

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$7,515,000		Michigan State Hospital Finance Authority, Variable Rate Revenue Bonds (Series 1999B-3), 0.95% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 2/1/2018	$7,517,856
26,650,000		Michigan Strategic Fund, Adjustable Rate Demand LO Revenue Refunding Bonds (Series 1995C), 2.125% TOBs (Detroit Edison Co.), Mandatory Tender 9/1/2016	26,696,638
		TOTAL	85,761,030
		Minnesota—0.2%
4,900,000		Pipestone County, MN Medical Center, RANs (Series 2014), 0.85%, 5/1/2017	4,903,185
		Mississippi—0.9%
800,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2002), 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 3/1/2017	802,568
1,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2004), 1.125% TOBs (Waste Management, Inc.), Mandatory Tender 9/1/2017	1,003,110
8,000,000		Mississippi Business Finance Corp., Solid Waste Disposal Revenue Bonds (Series 2007), 1.00% (Waste Management, Inc.), 7/1/2017	8,012,720
10,020,000	[1]	Mississippi State, UT GO Refunding Bonds (Series 2012D), 0.94%, 9/1/2017	10,019,800
		TOTAL	19,838,198
		Missouri—0.2%
3,780,000		Missouri State Environmental Improvement & Energy Resources Authority, Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.25% (Kansas City Power And Light Co.), 7/1/2017	3,803,020
		Multi State—1.1%
13,648,476	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class C), 1.11%, 11/15/2017	13,592,927
6,185,000	[1,2,3]	BB&T 2014-1 Trust, Tax-Exempt Pool Certificates (Series 2014 Class D), 1.21%, 11/15/2019	6,130,943
6,000,000	[1,2,3]	Eaton Vance Municipal Bond Fund II, Institutional MuniFund Term Preferred Shares (Series 2019), 1.46%, 7/1/2019	6,033,840
		TOTAL	25,757,710
		Nebraska—0.5%
5,000,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, GTD), 6/1/2017	5,180,650
5,590,000		Central Plains Energy Project, NE, Gas Supply Revenue Refunding Bonds (Series 2014), 5.00% (Royal Bank of Canada, GTD), 6/1/2018	5,995,163
500,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 4.00%, 1/1/2017	508,830
750,000		Nebraska Public Power District, General Revenue Bonds (Series 2012A), 5.00%, 1/1/2017	767,003
		TOTAL	12,451,646
		Nevada—0.2%
5,000,000		Washoe County, NV Gas Facilities Revenue, Refunding Revenue Bonds (Series 2016A), 1.50%, TOBs, (Sierra Pacific Power Co.) Mandatory Tender 6/3/2019	5,019,650
		New Hampshire—0.1%
2,000,000		New Hampshire Business Finance Authority, Solid Waste Disposal Revenue Bonds (Series 2003), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 6/1/2018	2,037,600
		New Jersey—5.5%
10,472,064		Bridgeton, NJ, 1.75% BANs, 8/26/2016	10,484,526
3,250,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.125% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	3,307,785
750,000		Gloucester County, NJ Improvement Authority, Resource Recovery Revenue Refunding Bonds (Series 1999A), 2.50% TOBs (Waste Management, Inc.), Mandatory Tender 12/1/2017	766,440
10,000,000		New Jersey EDA, School Facilities Construction Refunding Bonds (Series 2015 XX), 5.00% (New Jersey State), 6/15/2019	10,841,400
18,500,000	[1]	New Jersey EDA, School Facilities Construction SIFMA Index Bonds (Series 2012H), 1.31% (New Jersey State), 2/1/2017	18,370,500
2,000,000		New Jersey Health Care Facilities Financing Authority, Refunding Bonds (Series 2011), 5.00% (Meridian Health System Obligated Group), 7/1/2016	2,000,260
25,000,000	[1]	New Jersey State Transportation Trust Fund Authority, (New Jersey State), Transportation Program Notes (SIFMA Index Multimodal Notes) (Series 2014BB), 1.41%, Mandatory Tender 12/15/2019	24,488,000
5,000,000		New Jersey State Transportation Trust Fund Authority, Transportation Program Bonds (Series 2014AA), 5.00% (New Jersey State), 6/15/2017	5,187,250
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.89%, 1/1/2017	10,002,100
10,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013C), 0.96%, 1/1/2018	10,000,600

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$6,625,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013D-3), 1.09% TOBs, Mandatory Tender 1/1/2018	$6,638,382
5,000,000	[1]	New Jersey Turnpike Authority, Revenue Bonds (SIFMA Index Bonds Series 2013E-2), 1.03% TOBs, Mandatory Tender 1/1/2017	5,000,100
11,000,000	[1]	New Jersey Turnpike Authority, Turnpike Revenue Bonds (Series 2014B-3), 0.876% TOBs, Mandatory Tender 1/1/2018	10,969,090
7,000,000		Newark, NJ, (Series 2016A), 2.50% TANs, 2/15/2017	7,039,970
		TOTAL	125,096,403
		New Mexico—0.8%
19,350,000	[1]	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding Bonds (Series 2014B), 1.056% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 8/1/2019	19,199,650
		New York—9.8%
10,000,000		Long Beach, NY, 2.00% BANs, 2/16/2017	10,061,400
30,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes), 0.97% TOBs, Mandatory Tender 11/1/2018	29,784,900
4,700,000	[1]	Metropolitan Transportation Authority, NY, (MTA Dedicated Tax Fund), Dedicated Tax Fund Refunding Bonds (Series 2008B-3a) (Floating Rate Tender Notes), 0.78% TOBs, Mandatory Tender 11/1/2018	4,645,574
3,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Refunding Bonds (Series 2008B-3c) (Floating Rate Tender Notes), 0.86% TOBs (MTA Dedicated Tax Fund), Mandatory Tender 11/1/2019	2,953,140
8,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3), 1.16% (MTA Dedicated Tax Fund), 11/1/2017	7,994,320
14,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3b), 1.31% (MTA Dedicated Tax Fund), 11/1/2018	14,007,560
15,000,000	[1]	Metropolitan Transportation Authority, NY, Dedicated Tax Fund Variable Rate Bonds (Subseries 2002B-3c), 1.36% (MTA Dedicated Tax Fund), 11/1/2019	15,007,800
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002D-2b), 0.915% TOBs (MTA Transportation Revenue)/(AGM INS), Mandatory Tender 5/15/2018	4,980,150
3,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1c), 0.996% (MTA Transportation Revenue), 11/1/2016	2,999,880
2,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1d), 1.136% (MTA Transportation Revenue), 11/1/2017	1,999,120
5,000,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2002G-1h), 1.156% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	5,001,250
24,750,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-3), 1.006% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2016	24,760,395
17,620,000	[1]	Metropolitan Transportation Authority, NY, Transportation Revenue Variable Rate Refunding Bonds (Subseries 2012G-4), 1.146% TOBs (MTA Transportation Revenue), Mandatory Tender 11/1/2017	17,636,739
5,000,000		Nassau, NY Health Care Corp., 2.00% RANs, 1/17/2017	5,021,600
12,700,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-4), 0.96%, 8/1/2025	12,700,381
15,000,000	[1]	New York City, NY, UT GO Bonds (Series 2008J, Subseries J-7), 0.88%, 8/1/2021	15,000,600
12,395,000		New York City, NY, UT GO Bonds (Series 2012E), 5.00%, 8/1/2017	12,982,895
2,000,000		New York State Environmental Facilities Corp., Revenue Bonds (Series A), 2.75% (Waste Management, Inc.), 7/1/2017	2,039,680
7,500,000	[1,2,3]	Nuveen New York AMT-Free Municipal Income Fund, Institutional MuniFund Term Preferred Shares (Series 2017), 1.03%, 10/1/2017	7,507,200
1,500,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2017	1,522,245
2,115,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014A), 4.00%, 1/15/2018	2,202,117
3,980,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 3.00%, 8/15/2016	3,990,149
1,600,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2017	1,648,384
1,720,000		Oyster Bay, NY, Public Improvement Refunding Bonds (Series 2014B), 4.00%, 8/15/2018	1,815,890
1,825,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2018	1,945,121
2,250,000		Rockland County, NY, LT GO Bonds (Series 2014A), 5.00% (AGM INS), 3/1/2019	2,471,850
170,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	170,682
6,750,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2013B), 5.00% (New York State), 6/1/2021	7,012,440
4,000,000	[1]	Triborough Bridge & Tunnel Authority, NY, Subordinate Revenue Variable Rate Refunding Bonds (Series 2000ABCD-5), 0.85% (AGM INS), 1/1/2019	3,984,040
		TOTAL	223,847,502

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—0.9%
$4,500,000		North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds (Series 2012B), 5.00% (United States Treasury COL), 1/1/2017	$4,599,945
2,775,000	[1]	North Carolina Medical Care Commission, Health Care Facilities Revenue Refunding Bonds (Series 2012C), 1.15% TOBs (Wake Forest Baptist Obligated Group), Mandatory Tender 12/1/2017	2,765,870
12,750,000	[1]	University of North Carolina at Chapel Hill, General Revenue Bonds (Series 2012A), 1.056% TOBs, Mandatory Tender 12/1/2017	12,779,325
		TOTAL	20,145,140
		Ohio—3.8%
6,205,000	[1]	Allen County, OH, (Mercy Health), Adjustable Rate Hospital Facilities Revenue Bonds (Series 2015B), 1.16% TOBs, Mandatory Tender 5/1/2020	6,150,024
40,000,000	[1]	Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2014), 1.026% TOBs (Royal Bank of Canada, GTD), Mandatory Tender 8/1/2019	40,038,400
8,500,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2006A), 3.75% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	8,732,220
20,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009D), 2.25% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 9/15/2016	20,000,000
2,000,000		Ohio Water Development Authority, 2.25% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2016	2,000,080
9,000,000	[1]	University of Cincinnati, OH, General Receipts Floating Rate Notes (Series 2015A), 0.762%, 6/1/2018	8,969,130
		TOTAL	85,889,854
		Oklahoma—0.7%
750,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Mustang Public Schools), 9/1/2016	752,865
3,235,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 3.50% (Mustang Public Schools), 9/1/2017	3,331,953
1,390,000		Canadian County Educational Facilities Authority, OK, Educational Facilities Lease Revenue Bonds (Series 2012), 4.00% (Mustang Public Schools), 9/1/2018	1,479,252
4,390,000		Oklahoma County, OK Finance Authority, Educational Facilities Lease Revenue Bonds (Series 2012), 3.00% (Midwest City-Del City Public Schools), 3/1/2017	4,453,655
6,200,000	[1]	Oklahoma State Municipal Power Authority, Power Supply System Revenue Refunding Bonds (Series 2005A), 1.21% TOBs, Mandatory Tender 8/1/2018	6,190,452
		TOTAL	16,208,177
		Oregon—0.4%
3,000,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 3.00%, 11/1/2016	3,006,510
3,500,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 4.00%, 11/1/2017	3,562,125
2,100,000		Tri-County Metropolitan Transportation District of Oregon, Payroll Tax & Grant Receipt Revenue Bonds (Series 2013), 5.00%, 11/1/2018	2,178,435
		TOTAL	8,747,070
		Pennsylvania—6.0%
10,000,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 2.20% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 7/1/2016	10,000,200
8,700,000		Beaver County, PA IDA, PCR Refunding Bonds (Series 2006A), 3.50% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 6/1/2020	8,862,777
7,990,000	[1]	Bethlehem, PA Area School District Authority, School Revenue Bonds (Series 2014), 0.75%, Mandatory Tender 1/1/2018	7,974,819
3,000,000		Bucks County, PA IDA, Solid Waste Revenue Bonds, 1.375% TOBs (Waste Management, Inc.), Mandatory Tender 2/1/2017	3,008,970
15,000,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A), 0.711% TOBs (State Aid Withholding GTD), Mandatory Tender 5/1/2018	14,815,650
1,400,000	[1]	Manheim Township, PA School District, GO Bonds (Series 2014A) (State Aid Withholding GTD), 0.59%, 5/1/2017	1,391,992
16,445,000	[1]	Middletown, PA Area School District, UT GO Bonds (Series 2013), 1.056% TOBs, Mandatory Tender 6/5/2017	16,447,960
375,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2017	382,958
625,000		Monroeville, PA Finance Authority, Revenue Bonds (Series 2012), 4.00% (UPMC Health System), 2/15/2018	658,475
4,000,000		Montgomery County, PA IDA, PCRBs (Series 2002A), 2.55% TOBs (Exelon Generation Co. LLC), Mandatory Tender 6/1/2020	4,112,560
1,100,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.576%, 11/1/2017	1,095,314
700,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.656%, 11/1/2018	694,918
1,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.716%, 11/1/2019	989,150

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	North Penn, PA Water Authority, Variable Rate Water Revenue Refunding Bonds (Series 2014), 0.806%, Mandatory Tender 11/1/2019	$3,968,360
8,000,000	[1]	Northampton County, PA General Purpose Authority, Variable Rate Hospital Revenue Bonds (Series 2013B), 1.81% TOBs (St. Luke's Hospital of Bethlehem), Mandatory Tender 8/15/2020	8,009,120
10,000,000		Ohio State Air Quality Development Authority, PCR Refunding Bonds (Series 2009-B), 3.10% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 3/1/2019	10,104,700
5,250,000		Pennsylvania EDFA, Exempt Facilities Revenue Bonds (Series 2006A), 2.55% TOBs (FirstEnergy Solutions Corp.), Mandatory Tender 12/3/2018	5,242,492
10,855,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 1.01%, 12/1/2017	10,842,951
11,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2013A), 1.09%, 12/1/2018	10,983,060
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2014B), 1.29%, 12/1/2020	3,989,040
715,000	[1]	Sayre, PA, Health Care Facilities Authority, Revenue Bonds, 1.101% (Guthrie Healthcare System, PA), 12/1/2017	713,663
6,000,000	[1]	Scranton, PA School District, GO Notes (Series 2014) (LIBOR Floating Rate Tender Notes), 1.311%, Mandatory Tender 4/2/2018	5,994,480
5,800,000	[1]	University Area Joint Authority, PA, Sewer Revenue Bonds (Series 2014), 0.81%, Mandatory Tender 11/1/2017	5,791,010
		TOTAL	136,074,619
		South Carolina—0.8%
17,470,000	[1]	Charleston, SC Waterworks and Sewer System, Revenue Refunding Bonds (Series 2007), 0.998% TOBs, Mandatory Tender 1/1/2018	17,457,946
		Tennessee—1.1%
12,000,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, (Vanderbilt University), Refunding Revenue Bonds (Series 2012B), 1.01%, 10/1/2017	11,983,680
11,500,000	[1]	Metropolitan Government Nashville & Davidson County, TN HEFA, (Vanderbilt University), Refunding Revenue Bonds (Series 2012B), 1.01% (United States Treasury PRF 4/1/2017@100)	11,499,540
1,000,000		Metropolitan Government Nashville & Davidson County, TN Water & Sewer, Subordinate Lien Water & Sewer Revenue Refunding Bonds (Series 2012), 5.00%, 7/1/2016	1,000,130
		TOTAL	24,483,350
		Texas—7.5%
5,000,000		Central Texas Regional Mobility Authority, Senior Lien Revenue & Refunding Bonds (Series 2015B), 5.00% TOBs, Mandatory Tender 1/6/2021	5,654,750
5,625,000		Cypress-Fairbanks, TX ISD, Variable Rate UT GO School Building Bonds (Series 2014B-2), 3.00% TOBs (PSFG GTD), Mandatory Tender 8/15/2017	5,764,725
7,000,000		Georgetown, TX ISD, Variable Rate UT GO Tax School Building Bonds (Series 2016-B), 2.50% TOBs (PSFG GTD), Mandatory Tender 8/1/2017	7,130,340
10,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2014B), 0.99% TOBs (Memorial Hermann Health System), Mandatory Tender 12/1/2019	9,935,000
8,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Bonds (Series 2015-3), 1.155% TOBs (Texas Children's Hospital), Mandatory Tender 6/1/2020	7,960,480
3,600,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 0.91% (Memorial Hermann Health System), 6/1/2017	3,595,140
1,815,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.01% (Memorial Hermann Health System), 6/1/2018	1,810,608
2,250,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.11% (Memorial Hermann Health System), 6/1/2019	2,245,590
2,000,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.16% (Memorial Hermann Health System), 6/1/2020	1,990,420
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp., Hospital Revenue Refunding Bonds (Series 2013B), 1.24% (Memorial Hermann Health System), 6/1/2021	3,679,058
3,750,000	[1]	Harris County, TX, Revenue Refunding Bonds (Series 2012A), 1.05% TOBs (Harris County, TX Toll Road Authority), Mandatory Tender 8/15/2016	3,750,150
10,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.16% TOBs, Mandatory Tender 6/1/2017	9,994,900
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012A), 1.31% TOBs, Mandatory Tender 5/1/2020	4,976,200
15,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2012C), 1.01% TOBs, Mandatory Tender 8/1/2016	14,995,500
10,000,000	[1]	Katy, TX ISD, Variable Rate UT GO Refunding Bonds (Series 2015C), 0.846%, Mandatory Tender 8/15/2019	9,953,200

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$10,000,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2011A) (SIFMA Index Floating Rate Bonds), 1.21% TOBs, Mandatory Tender 1/1/2019	$9,939,200
31,665,000	[1]	North Texas Tollway Authority, System First Tier Variable Rate Revenue Refunding Bonds (Series 2014C) (SIFMA Index Floating Rate Bonds), 1.08% TOBs, Mandatory Tender 1/1/2020	31,434,162
7,500,000		San Antonio, TX Electric & Gas System, Variable Rate Junior Lien Revenue Refunding Bonds (Series 2012C), 2.00% TOBs, Mandatory Tender 12/1/2016	7,544,625
4,845,000		San Antonio, TX ISD, UT GO Bonds (Series 2014B), 2.00% TOBs (PSFG GTD), Mandatory Tender 8/1/2018	4,954,352
15,000,000	[1]	San Antonio, TX Water System, Variable Rate Junior Lien Revenue Bonds (Series 2013F), 1.09% TOBs, Mandatory Tender 11/1/2016	15,001,350
7,335,000		Texas State Transportation Commission, First Tier Revenue Refunding Put Bonds (Series 2015-A), 5.00% TOBs (Central Texas Turnpike System), Mandatory Tender 4/1/2020	8,379,357
		TOTAL	170,689,107
		Virginia—1.0%
1,810,000		Caroline County, VA IDA, Public Facility Lease Revenue BANs (Series 2011), 4.00%, 8/1/2016	1,813,421
4,800,000		Charles City County, VA EDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2004A), 3.125% TOBs (Waste Management, Inc.), Mandatory Tender 11/1/2016	4,841,376
2,000,000		Gloucester County, VA IDA, Variable Rate Demand Solid Waste Disposal Revenue Bonds (Series 2003A), 1.60% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	2,012,020
2,000,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2016	2,000,240
2,335,000		Roanoke, VA EDA, Hospital Revenue Bonds (Series 2012), 5.00% (Carilion Health System Obligated Group), 7/1/2017	2,433,233
10,000,000		Virginia Peninsula Port Authority, Revenue Refunding Bonds (Series 2003), 2.375% TOBs (Dominion Terminal Associates)/(Dominion Resources, Inc. GTD), Mandatory Tender 10/1/2016	10,031,500
		TOTAL	23,131,790
		Washington—0.9%
7,825,000	[1]	Everett, WA, LT Tax GO Refunding Bonds (SIFMA Index Floating) (Series 2014), 0.81%, Mandatory Tender 12/1/2019	7,706,529
8,000,000	[1]	Grant County, WA Public Utilities District NO. 2: Electric System, Electric System Revenue Bonds (Series 2014-K) (SIFMA Index), 0.73%, Mandatory Tender 12/1/2017	7,967,840
1,500,000		Tobacco Settlement Authority, WA, Tobacco Settlement Revenue Refunding Bonds (Series 2013), 5.00%, 6/1/2017	1,555,845
3,000,000	[2,3]	Washington State EDFA, Solid Waste Disposal Revenue Bonds (Series 2005D), 1.25% (Waste Management, Inc.), 11/1/2017	3,018,150
		TOTAL	20,248,364
		West Virginia—1.4%
9,000,000		Mason County, WV, PCRBs, 1.625% TOBs (Appalachian Power Co.), Mandatory Tender 10/1/2018	9,085,680
16,500,000		West Virginia EDA, Solid Waste Disposal Facilities Revenue Bonds Series (2011A), 2.00% TOBs (Appalachian Power Co.), Mandatory Tender 9/1/2016	16,524,915
7,000,000	[1]	West Virginia University Board of Governors, Variable Rate Revenue Refunding Bonds (Series 2014C), 0.94% TOBs (West Virginia University), Mandatory Tender 10/1/2019	6,951,700
		TOTAL	32,562,295
		Wisconsin—0.2%
3,685,000		Wisconsin HEFA, Revenue Bonds (Series 2013B-1), 4.00% TOBs (Ascension Health Alliance Senior Credit Group), Mandatory Tender 3/1/2018	3,880,158
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $1,838,736,679)	1,836,060,680
		SHORT-TERM MUNICIPALS—19.0%[6]
		Alabama—2.0%
600,000		Bessemer, AL IDB, (Series 2002) Weekly VRDNs (Hardwick Co., Inc.)/(Compass Bank, Birmingham LOC), 1.40%, 7/7/2016	600,000
13,595,000		Chelsea Park, AL Cooperative District, (Series 2005) Weekly VRDNs (Compass Bank, Birmingham LOC), 0.00%, 7/7/2016	13,595,000
32,325,000		Health Care Authority for Baptist Health, AL, Affiliate of UAB Health (Montgomery)(Series B) ARS (Assured Guaranty Corp. INS), 0.82%, 11/15/2037	32,325,000
		TOTAL	46,520,000
		Arizona—1.1%
25,000,000		Phoenix, AZ IDA, (Series 2013), 0.90% TOBs (Republic Services, Inc.), Mandatory Tender 5/2/2016	25,000,750
		Arkansas—0.8%
17,885,000		Arkansas Development Finance Authority, (Baptist Memorial Healthcare), VRMOs (Series 2015B-3), 0.75%, 7/7/2016	17,885,000
		Connecticut—0.7%
10,000,000		Connecticut State, VRMOs (Series A-3), 0.65%, 7/1/2016	10,000,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		Connecticut—continued
$5,000,000		Connecticut State, VRMOs (Series A-4), 0.65%, 7/1/2016	$5,000,000
		TOTAL	15,000,000
		Georgia—0.2%
5,440,000		Bartow County, GA Development Authority, (Series 2002) Weekly VRDNs (Somerset Cove Apartments, LP)/(Compass Bank, Birmingham LOC), 0.99%, 7/7/2016	5,440,000
		Illinois—2.1%
9,000,000		Illinois Educational Facilities Authority, (Series 2002A) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.69%, 7/7/2016	9,000,000
6,930,000		Illinois Finance Authority, (Series 2006) Weekly VRDNs (Saint Xavier University)/(FirstMerit Bank, N.A. LOC), 0.69%, 7/7/2016	6,930,000
16,255,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, RBC Muni Trust (Series O-40) Weekly VRDNs (Royal Bank of Canada, LIQ), 0.90%, 7/7/2016	16,255,000
13,350,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Certificates (Series 2015-XF1045) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.86%, 7/7/2016	13,350,000
2,000,000	[2,3]	Metropolitan Pier & Exposition Authority, IL, Tender Option Bond Trust Receipts (2016-ZM0168) Weekly VRDNs (Royal Bank of Canada LIQ), 0.90%, 7/7/2016	2,000,000
		TOTAL	47,535,000
		Indiana—0.7%
15,000,000		Indiana State Finance Authority Environmental, (Series 2006) Weekly VRDNs (Mittal Steel USA, Inc.)/(Banco Bilbao Vizcaya Argentaria SA LOC), 0.76%, 7/7/2016	15,000,000
		Louisiana—1.2%
10,500,000		St. James Parish, LA, (Series 2010A-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.65%, 7/7/2016	10,500,000
16,100,000		St. James Parish, LA, (Series 2010B-1) Weekly VRDNs (Nucor Steel Louisiana LLC)/(Nucor Corp. GTD), 0.70%, 7/7/2016	16,100,000
		TOTAL	26,600,000
		Michigan—0.7%
7,575,000	[2,3]	Detroit, MI City School District, Tender Option Bond Trust Certificates (2015-XF0241) Weekly VRDNs (AGM GTD)/(TD Bank, N.A. LIQ), 1.16%, 7/7/2016	7,575,000
7,815,000		Michigan State Housing Development Authority, (Series 2008A) Daily VRDNs (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 7/1/2015, 0.60%, 7/1/2016	7,815,000
		TOTAL	15,390,000
		Mississippi—0.1%
1,510,000		Mississippi Business Finance Corp., (Series A) Weekly VRDNs (Mississippi College)/(Regions Bank, Alabama LOC), 0.80%, 7/7/2016	1,510,000
		Multi State—1.0%
22,775,000	[2,3]	ROCs Pooled Trust (Multistate AMT) Series 13001CE, ROCs (Series 13001CE) Weekly VRDNs (Citigroup, Inc. GTD)/(Citigroup, Inc. LIQ), 0.90%, 7/7/2016	22,775,000
		Nebraska—0.4%
8,300,000		Stanton County, NE, (Series 1996) Weekly VRDNs (Nucor Corp.), 0.70%, 7/7/2016	8,300,000
2,000,000		Stanton County, NE, (Series 1998) Weekly VRDNs (Nucor Corp.), 0.70%, 7/7/2016	2,000,000
		TOTAL	10,300,000
		New Jersey—2.0%
7,440,000		New Jersey EDA, (Series 1998A) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.78%, 7/7/2016	7,440,000
7,440,000		New Jersey EDA, (Series 1998B) Weekly VRDNs (Jewish Home at Rockleigh)/(Valley National Bank, Passaic, NJ LOC), 0.78%, 7/7/2016	7,440,000
12,000,000		New Jersey EDA, (Series 2016) Weekly VRDNs (Jewish Community Center on the Palisades)/(Valley National Bank, Passaic, NJ LOC), 0.78%, 7/7/2016	12,000,000
2,380,000		New Jersey EDA, Weekly VRDNs (Baptist Home Society of New Jersey)/(Valley National Bank, Passaic, NJ LOC), 0.73%, 7/7/2016	2,380,000
3,485,000		New Jersey Health Care Facilities Financing Authority, (Series A-2) Weekly VRDNs (Christian Health Care Center)/(Valley National Bank, Passaic, NJ LOC), 0.68%, 7/7/2016	3,485,000
12,385,000	[2,3]	New Jersey State EDA , Tender Option Bond Trust Certificates (2015-XF1048) Weekly VRDNs (New Jersey State)Deutsche Bank AG GTD)Deutsche Bank AG LIQ), 0.60%, 7/7/2016	12,385,000
		TOTAL	45,130,000

Principal Amount			Value
		SHORT-TERM MUNICIPALS—continued[6]
		North Carolina—0.3%
$7,725,000	[2,3]	North Carolina Eastern Municipal Power Agency, SPEARs (Series DBE-1055) Weekly VRDNs (Deutsche Bank AG GTD)/(Deutsche Bank AG LIQ), 0.68%, 7/7/2016	$7,725,000
		Ohio—1.1%
5,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), Hospital Revenue Bonds, VRMOs (Series 2014-B), 0.72%, 7/1/2016	5,500,000
8,250,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), VRMOs (Series 2015-A), 0.72%, 7/1/2016	8,250,000
10,500,000		Ohio State Higher Educational Facility Commission, (University Hospitals Health System, Inc.), VRMOs (Series 2015-C), 0.72%, 7/1/2016	10,500,000
		TOTAL	24,250,000
		Pennsylvania—1.4%
32,000,000		Pennsylvania State Higher Education Facilities Authority, (Thomas Jefferson University), VRMOs (Series 2015B), 0.75%, 7/7/2016	32,000,000
		Tennessee—0.0%
700,000		Jackson, TN IDB, (Series 1999) Weekly VRDNs (Bobrick Washroom Equipment)/(Regions Bank, Alabama LOC), 0.86%, 7/7/2016	700,000
		Texas—1.9%
6,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010A) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	6,500,000
6,150,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010B) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	6,150,000
1,300,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010C) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	1,300,000
6,350,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010D) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	6,350,000
9,500,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Series 2010E) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	9,500,000
8,000,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009B) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	8,000,000
6,320,000		Port of Port Arthur Navigation District of Jefferson County, TX, (Subseries 2009C) Daily VRDNs (Motiva Enterprises LLC), 0.54%, 7/1/2016	6,320,000
		TOTAL	44,120,000
		Virginia—1.0%
23,900,000		Halifax, VA IDA, MMMs, PCR (Series 1992), 0.90% CP (Virginia Electric & Power Co.), 7/11/2016	23,900,000
		West Virginia—0.3%
7,000,000		Grant County, WV County Commission, PCRB (Series 1994), 0.70% CP (Virginia Electric & Power Co.), 7/7/2016	7,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $433,778,800)	433,780,750
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $2,272,516,679)[7]	2,269,841,430
		OTHER ASSETS AND LIABILITIES - NET—0.4%[8]	17,647,375)
		TOTAL NET ASSETS—100.0%	$2,280,050,086
Securities that are subject to the federal alternative minimum tax (AMT) represents 11.2% of the Fund's portfolio as calculated based upon total market value.
1	Floating rate notes with current rate and maturity or tender date shown.
2	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At June 30, 2016, these restricted securities amounted to $139,981,810, which represented 6.1% of total net assets.

3	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Directors (the “Directors”). At June 30, 2016, these liquid restricted securities amounted to $136,479,185, which represented 6% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Directors, if applicable, held at June 30, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
California PCFA, Solid Waste Disposal Revenue Bonds, 1.65% TOBs (Waste Management, Inc.), Mandatory Tender 5/1/2017	4/30/2014	$3,500,000	$3,502,625
4	Non-income-producing security.
5	Security in default.
6	Current rate and next reset date shown for Variable Rate Demand Notes.
7	At June 30, 2016, the cost of investments for federal tax purposes was $2,272,515,479. The net unrealized appreciation of investments for federal tax purposes was $2,674,049. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $5,178,081 and net unrealized depreciation from investments for those securities having an excess of cost over value of $7,852,130.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at June 30, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities
As of June 30, 2016, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.
The following acronyms are used throughout this portfolio:
AGM	—Assured Guaranty Municipal Corp.
AMT	—Alternative Minimum Tax
ARS	—Auction Rate Securities
BANs	—Bond Anticipation Notes
CDA	—Community Development Authority
COL	—Collateralized
COPs	—Certificates of Participation
CP	—Commercial Paper
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIBOR	—London Interbank Offered Rates
LIQ	—Liquidity Agreement
LO	—Limited Obligation
LOC	—Letter of Credit
LT	—Limited Tax
MMMs	—Money Market Municipals
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PCRBs	—Pollution Control Revenue Bonds
PRF	—Pre-refunded
PSFG	—Public School Fund Guarantee
Q-SBLF	—Qualified School Bond Loan Fund
RACs	—Revenue Anticipation Certificates
RANs	—Revenue Anticipation Notes
ROCs	—Reset Option Certificates
SIFMA	—Securities Industry and Financial Markets Association
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
USDT	—Unified School District
UT	—Unlimited Tax
VRDNs	—Variable Rate Demand Notes
VRMOs	—Variable Rate Remarketed Obligations

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date August 22, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date August 22, 2016